Salient MF Trust

Supplement Dated May 27, 2015

to the Summary Prospectus dated April 30, 2015

of Salient Global Equity Fund (the “Fund”)

The following information replaces the “Portfolio Management” section of the Summary Prospectus:

Portfolio Management

Lee Partridge, CFA — Chief Investment Officer, Salient; Portfolio Manager of the Fund since inception.

You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference.

Salient MF Trust

Supplement Dated May 27, 2015

to the Prospectus dated April 30, 2015

of Salient Global Equity Fund (the “Fund”)

The following information replaces the “Portfolio Management” section of the Prospectus:

Portfolio Management

Lee Partridge, CFA — Chief Investment Officer, Salient; Portfolio Manager of the Fund since inception.

The following information replaces the section under “Portfolio Managers (Salient Global Equity Fund)” under the “Portfolio Managers” section of the Prospectus:

Portfolio Manager (Salient Global Equity Fund)

Lee Partridge, CFA (see above)

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

Salient MF Trust

Supplement Dated May 27, 2015

to the Statement of Additional Information dated April 30, 2015 of Salient Global Equity Fund (the “Fund”)

The Following replaces the corresponding paragraphs of the “PORTFOLIO MANAGERS” section of the Statement of Additional Information.

PORTFOLIO MANAGERS

Other Accounts Managed by Portfolio Managers

The following table reflects information regarding accounts other than the Funds for which each portfolio manager to the Funds has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), the information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below is the chart of each portfolio manager’s investments in the Fund he or she manages.

Information is shown as of December 31, 2014. Asset amounts have been rounded.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Lee Partridge	11	$2,306	20	$1,426	4,301	$15,130
Roberto M. Croce	0	$0	4	$459	0	$0
Gregory A. Reid	1	$639	6	$1,037	4,300	$5,900
Frank “Ted” Gardner III	1	$639	6	$1,037	4,300	$5,900
William K. Enszer	8	$1,616	6	$0	0	$0
Christopher J. Guptill	3	$920	3	$34	12	$737

Other Accounts That Pay Performance-Based Advisory Fees Managed by Portfolio Managers

The following table reflects information regarding accounts other than the Funds for which each portfolio manager to the Funds has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance. Information is shown as of December 31, 2014. Asset amounts have been rounded.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Lee Partridge	0	$0	3	$478	3	$10,591
Roberto M. Croce	0	$0	1	$51	0	$0
Gregory A. Reid	0	$0	2	$427	2	$88
Frank “Ted” Gardner III	0	$0	2	$427	2	$88
William K. Enszer	0	$0	0	$0	0	$0
Christopher J. Guptill	0	$0	3	$34	2	$3

Ownership of Fund Shares

The dollar range of equity securities beneficially owned by the Funds’ portfolio managers in the Funds they managed as of December 31, 2014. Asset amounts have been rounded.

Portfolio Manager	Fund	Dollar range of equity securities beneficially
Lee Partridge	Salient Risk Parity Fund	$250,001 - $500,000
	Salient MLP & Energy Infrastructure Fund II	$10,001 - $50,000
	Salient Alternative Beta Fund	$10,001 - $50,000
	Salient Trend Fund	$10,001 - $50,000
	Salient Global Equity Fund	$10,001 - $50,000
	Salient MLP Fund	None

Roberto M. Croce	Salient Risk Parity Fund	$10,001 - $50,000
	Salient MLP & Energy Infrastructure Fund II	None
	Salient Alternative Beta Fund	$10,001 - $50,000
	Salient Trend Fund	$10,001 - $50,000
	Salient Global Equity Fund	None
	Salient MLP Fund	None

Gregory A. Reid	Salient Risk Parity Fund	$100,001 - $250,000
	Salient MLP & Energy Infrastructure Fund II	None
	Salient Alternative Beta Fund	None
	Salient Trend Fund	None
	Salient Global Equity Fund	None
	Salient MLP Fund	None

Frank T. Gardner III	Salient Risk Parity Fund	None
	Salient MLP & Energy Infrastructure Fund II	None
	Salient Alternative Beta Fund	None
	Salient Trend Fund	None
	Salient Global Equity Fund	None
	Salient MLP Fund	None

William K. Enszer	Salient Risk Parity Fund	$100,001 - $250,000
	Salient MLP & Energy Infrastructure Fund II	$10,001 - $50,000
	Salient Alternative Beta Fund	$1 - $10,000
	Salient Trend Fund	$10,001 - $50,000
	Salient Global Equity Fund	None
	Salient MLP Fund	None

Christopher J. Guptill	Salient Broadmark Tactical Plus Fund	$10,001-$50,000

Compensation of the Portfolio Managers

Mr. Partridge indirectly owns equity interests in the Advisors. As it relates to each Fund, Mr. Partridge receives all of his compensation based on the size of the Fund and the management and advisory fees charged thereon. Accordingly, he believes that a significant driver of his compensation is the performance of each Fund, which has a significant bearing on the ability to raise additional assets. Mr. Partridge also owns, indirectly, equity in the general partner and advisor of other fund complexes for which he is compensated based on the size of the Fund for the fund Complexes. In addition, Mr. Partridge is a partner and principal executive officer of each Advisor and related affiliated subsidiaries (collectively, the “Salient Group”), which pays him a base salary (but no bonus) and is obligated to make distributions of profits to him, as well as the other partners, on an annual basis. Mr. Partridge, among others, is responsible for the investment processes and management of the Salient Group. Mr. Partridge believes that to the extent that he is successful in his investment endeavors, the greater the number of assets over time and the more significant his compensation will be from the Salient Group.

Dr. Croce and Mr. Enszer are each compensated by Salient in the form of a fixed salary and a discretionary bonus. The bonus paid to Dr. Croce and Mr. Enszer for any year may be tied, in part, to the performance of the Funds or any other Salient funds or accounts during such year, as well as a variety of other factors, including execution of managerial responsibilities, the financial performance of Salient Advisors and the financial performance of Salient as the parent company of the Advisor.

Gregory A. Reid and Frank “Ted” Gardner are compensated by Salient through distributions in respect of profits interests in Salient, based on the amount of assets that they manage, including the Salient MLP & Energy Infrastructure Fund II. Pursuant to such profits interests, Messrs. Reid and Gardner receive a portion of the advisory fees and any performance based incentive allocations applicable to those accounts. Furthermore, Mr. Partridge, who is Salient’s Chief Investment Officer, and who oversees risk management for the Salient MLP & Energy Infrastructure Fund II and Salient Global Equity Fund, also has a profits interest in Salient, pursuant to which he receives a portion of the advisory fees and any performance based incentive allocations applicable to certain accounts that he manages (including the Salient MLP & Energy Infrastructure Fund II and Salient Global Equity Fund). With respect to certain accounts, such profits interests are based in part on the performance of those accounts. Some of the other accounts managed by Messrs. Gardner, Reid, Croce, Partridge, and Enszer may have investment strategies that are similar to the Funds’. However, Salient manages potential conflicts of interest by allocating investment opportunities in accordance with its allocation policies and procedures.

Mr. Guptill receives a fixed annual salary and discretionary bonus compensation based upon the profitability of the Sub-Advisor, in which he has significant ownership.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.